Note 4 - Other Assets	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Other Assets Disclosure [Text Block]
4.	Other Assets

Other assets as shown on the accompanying Consolidated Balance Sheets include the following as of December 31, 2014 and 2013:

	2014	2013
Technology licenses	$248,855	$248,855
Deposits	11,010	11,010
Accumulated amortization – technology licenses	(248,855)	(238,855)
Total other assets	$11,010	$21,010

Amortization expense related to technology licenses was $10,000, $10,000, and $19,923 during the years ended December 31, 2014, 2013 and 2012, respectively.